SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended
Mar. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Impact on transition
On transition to IFRS 16, the Group recognised additional right-of-use assets and additional lease liabilities, recognising the difference in accumulated losses. The impact on transition is summarised below.

	As previously reported US$	IFRS 16 adjustment US$	As adjusted at July 1, 2019 US$
Right-of-use assets	-	222,116	222,116
Other liabilities	-	(235,125)	(235,125)
Accumulated losses	(46,204,768)	(13,009)	(46,217,777)

International Financial Reporting Standards and Interpretations Recently Issued or Amended But Not Yet Effective
International Financial Reporting Standards and Interpretations that have recently been issued or amended but are not yet effective have not been adopted by the Group for the reporting period ended March 31, 2020.  Those which may be relevant to the Group are set out in the table below, but these are not expected to have any significant impact on the Group’s financial statements:

Standard/Interpretation	Application Date of Standard	Application Date for Company
Definition of a Business (Amendments to IFRS 3)	January 1, 2020	July 1, 2020
Definition of Material (Amendments to IAS 1 and IAS 8)	January 1, 2020	July 1, 2020
Amendments to References to the Conceptual Framework in IFRS Standards	January 1, 2020	July 1, 2020
Interest Rate Benchmark Reform (Amendments to IFRS 9, IAS 39 and IFRS 7)	January 1, 2020	July 1, 2020